SUPPLEMENT DATED JANUARY 3, 2025

TO THE PROSPECTUS

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Prospectus dated August 31, 2024, as amended to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Changes to the Morningstar U.S. Equity Fund

I.	To reflect the addition of Thomas P. Crowley as a Portfolio Manager of the Fund, the following changes are being made to the Prospectus:

1.

The Massachusetts Financial Services Company, d/b/a MFS Investment Management section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Nevin Chitkara	Investment Officer and Portfolio Manager	Since Inception (November 2018)
Katherine A. Cannan	Investment Officer and Equity Analyst	Since January 2020
Thomas P. Crowley	Portfolio Manager	Since December 2024

2.

In the “Subadvisers and Portfolio Managers – Morningstar U.S. Equity Fund – Massachusetts Financial Services Company, d/b/a MFS Investment Management (MFS)” section of the Prospectus, the following paragraph is added:

Thomas P. Crowley— Thomas P. Crowley serves as an investment officer and equity research analyst for MFS. He joined MFS in 2007. Crowley earned a BA from the College of the Holy Cross and an MBA from Dartmouth College, Tuck School of Business. Crowley has served as a portfolio manager for the Fund since December 2024.

II.

To reflect the addition of Erica Furfaro as a Portfolio Manager of the Fund and the removal of Peter J. Bourbeau as Portfolio Manager of the Fund, the following changes are being made to the Prospectus:

1.

The ClearBridge Investments, LLC section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
ClearBridge Investments, LLC
Margaret B. Vitrano	Managing Director and Portfolio Manager	Since Inception (November 2018)
Erica Furfaro	Director and Portfolio Manager	Since December 2024

2.

In the “Subadvisers and Portfolio Managers – Morningstar U.S. Equity Fund – ClearBridge Investments, LLC (ClearBridge)” section of the Prospectus, references to Peter J. Bourbeau are removed and the following paragraph is added:

Erica Furfaro —Erica Furfaro is a director and portfolio manager for ClearBridge and has 19 years of investment industry experience. She joined ClearBridge in 2019. Furfaro joined ClearBridge as a Sector Analyst covering internet/media and was named a Portfolio Analyst supporting the All-Cap Growth and Large Cap Growth strategies in 2021. Prior to her roles at ClearBridge, Furfaro was an Analyst/Sector Head at Millennium Partners and an Analyst at York Capital Management, covering technology, media and telecommunications in both roles. Furfaro received an M.B.A. from the Stanford Graduate School Business and a B.A. in economics and government from Cornell University. Furfaro has served as a portfolio manager for the Fund since December 2024.

III.	To reflect the addition of Jordan Latimer as a Portfolio Manager of the Fund, the following changes are being made to the Prospectus:

1.

The Westwood Management Corp. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Westwood Management Corp.
Matthew R. Lockridge	Senior Vice President, Portfolio Manager, Research Analyst	Since Inception (November 2018)
William E. Costello, CFA	Senior Vice President, Portfolio Manager, Senior Research Analyst	Since Inception (November 2018)
Frederic G. Rowsey, CFA	Vice President, Portfolio Manager, Research Analyst	Since Inception (November 2018)
Jordan Latimer, CFA	Vice President, Portfolio Manager, Research Analyst	Since December 2024

2.	In the “Subadvisers and Portfolio Managers – Morningstar U.S. Equity Fund – Westwood Management Corp. (Westwood)” section of the Prospectus, the following paragraph is added:

Jordan Latimer, CFA — Jordan Latimer, CFA is a Vice President, Portfolio Manager and Research Analyst at Westwood. Before joining Westwood in 2011, Latimer served as impact officer at LCM Group, a family office focused on both public and private investments. Prior to LCM Group, Latimer was a member of the investment team at Ballast Asset Management, providing investment analysis and portfolio management for a fundamental, value-oriented small- to mid-cap equity strategy. Latimer graduated magna cum laude from Mays Business School at Texas A&M University and earned his BBA in accounting and Master of Science in finance. Latimer earned his CFA charter in April 2015. Latimer has served as a portfolio manager for the Fund since December 2024.

Please retain this supplement for future reference.

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